TYPE                    13F-HR
PERIOD                  06/30/2007
FILER
	CIK             0001103887
	CCC             c4xm$vxh
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Karpagam Iyer
	PHONE           212-297-2959

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30th, 2007
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, August 14th, 2007

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: LINES 40

Form 13F Information Table Value Total: AMOUNT $ 3,953,664 (thousands)

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							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1                      Column 2    Column 3   Column 4          Column 5   Column 6  Column 7        Column 8
                                                        Value   SHRS OR   SH/  PUT/   Invstmt  Other   Voting Authority (Shares)
Name of Issuer              Title of Class   CUSIP      (x$1000 PRN AMT  PRN  CALL   Dscretn    Mgrs     Sole  Share    None
------------------------------------------------------------------------------------------------------------------------------------

AMERICA MOVIL - ADR SERIES SPON ADR A SHS 02364W105      4,954    80,000   SH          80,000           80,000
AMERICAN TOWER CORP        PUT            29912951      12,600   300,000   SH         300,000          300,000
AT&T INC                   COM            00206R102     20,750   500,000   SH         500,000          500,000
AT&T INC                   CALL           00206R902     20,750   500,000   SH  CALL   500,000                          500,000
CABLEVISION SYS CORP       PUT            12686C99       3,257    90,000   SH   PUT    90,000                           90,000
CITIGROUP                  COM            172967101     53,855 1,050,000   SH       1,050,000        1,050,000
CITIGROUP INC              CALL           172967901    219,547 4,280,500   SH  CALL 4,280,500                        4,280,500
COMCAST CORP NEW           CL  A          20030N101      1,406    50,000   SH          50,000           50,000
COMCAST CORP NEW           PUT            20030N950      5,592   200,000   SH   PUT   200,000                          200,000
DIAMONDS TR                UNIT SER 1     252787106     25,095   187,000   SH         187,000          187,000
DEUTSCHE TELEKOM AG        SPONSORED ADR  251566105      7,364   400,000   SH         400,000          400,000
DIRECTV GROUP INC          COM            25459L106      5,778   250,000   SH         250,000          250,000
ECHOSTAR COMMUNICATIONS    CL A           278762109      2,602    60,000   SH          60,000           60,000
FORD MTR CO DEL            CALL           345370900     23,550 2,500,000   SH  CALL 2,500,000                        2,500,000
GOOGLE INC                 CL A           38259P508     40,457    77,400   SH          77,400           77,400
GOLDMAN SACHS GROUP INC    COM            38141G104     22,260   102,700   SH         102,700          102,700
ISHARES TR - MSCI EMERG MKTPUT            464287234    263,300 2,000,000   SH   PUT 2,000,000                        2,000,000
JAZZ PHARMACEUTICALS INC   COM            472147107        800    50,000   SH          50,000           50,000
LEGG MASON INC             COM            524901105     12,703   129,126   SH         129,126          129,126
LEGG MASON INC             CALL           524901905     49,190   500,000   SH  CALL   500,000                          500,000
MEDIACOM COMMUNICATIONS CORCL A           58446K105     13,817 1,425,951   SH       1,425,951        1,425,951
MOBILE TELESYSTEMS OJSC    SPONSORED ADR  607409109      8,244   136,100   SH         136,100          136,100
NOIKA CORP                 SPONSORED ADR  654902204     37,947 1,350,000   SH       1,350,000        1,350,000
NII HLDGS INC              PUT            62913F951      8,074   100,000   SH   PUT   100,000                          100,000
POWERSHARES QQQ TRUST      UNIT SER 1     73935A104    271,320 5,700,000   SH       5,700,000        5,700,000
SEMICONDUCTOR HLDRS TR     DEP RCPT       816636203    264,568 6,955,000   SH       6,955,000        6,955,000
SPX CORP                   CALL           784635904  1,503,350 1,000,000   SH  CALL 1,000,000                        1,000,000
SPX CORP                   PUT            784635954    902,010   600,000   SH   PUT   600,000                          600,000
SPRINT NEXTEL CORP         CALL           852061900     18,639   900,000   SH  CALL   900,000                          900,000
SPRINT NEXTEL CORP         PUT            852061950     14,497   700,000   SH   PUT   700,000                          700,000
TIM PARTICIPACOES S A      SPONS ADR PFD  88706P106     11,858   344,000   SH         344,000          344,000
TIME WARNER INC            PUT            887317955     10,520   500,000   SH   PUT   500,000                          500,000
VERIZON COMMUNICATIONS     CALL           92343V904      8,234   200,000   SH  CALL   200,000                          200,000
VIACOM INC                 CL B           92553P201      5,412   130,000   SH         130,000          130,000
VIACOM INC NEW             PUT            92553P951      8,326   200,000   SH   PUT   200,000                          200,000
VIVO PARTICIPACOES S A     SPON ADR PFD   92855S101      1,000   200,000   SH         200,000          200,000
VODAFONE GROUP PLC NEW     SPON ADR NEW   92857W209      6,726   200,000   SH         200,000          200,000
XM SATELLITE RADIO HLDGSIN CL  A          983759101     17,537 1,490,000   SH       1,490,000        1,490,000
XTO ENERGY INC             COM            98385X106        601    10,000   SH          10,000           10,000          10,000
YAHOO INC                  CALL           984332906     45,174 1,665,100   SH  CALL 1,665,100                        1,665,100


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